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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21501
                                   ---------------------------------------------

 ING Clarion Investors,  LLC
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               (Exact name of registrant as specified in charter)

14 East 4th Street  Suite 1128 New York,  NY  10012
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(Address of principal executive offices)                        (Zip code)

Annemarie Gilly

ING Clarion Investors, LLC

14 East 4th Street Suite 1128

New York,  NY  10012

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-505-2459
                                                    ----------------------------
Date of fiscal year end: December 31, 2005
                         --------------------

Date of reporting period: March 31, 2005
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.





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Item 1. Schedule of Investments.
        Attached hereto.

Item 2. Controls and Procedures.

    (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) within 90 days of the filing date of this report and, based on that evaluation, concluded that these controls and procedures were effective as of that evaluation date.

    (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.




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ING Clarion Investors, LLC
Schedule of Investments (a)

Commercial Mortgage Backed Securities (114.58%(b))


                                                                              Face Amount           Value
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036                  $36,887,484 (c)      $15,007,273
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/2036                   12,845,000            9,380,239
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042                                28,432,494 (c)       11,615,477
Merrill Lynch Mortgage Trust, 5.019%, 9/12/2042                                 9,951,000            7,008,146
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041                    25,255,508 (c)        8,590,305
Wachovia Bank Commercial Mortgage Trust., 5.100%, 8/15/2041                    11,958,000            9,195,575
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041                   24,543,900 (c)        9,057,860
Wachovia Bank Commercial Mortgage Trust., 5.043%, 10/15/2041                    8,662,000            6,556,051
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042                                24,496,705 (c)       10,082,409
Merrill Lynch Mortgage Trust, 5.421%, 2/12/2042                                 7,199,000            5,371,478
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037                 20,430,000 (c)        7,100,555
JP Morgan Commercial Mortgage Finance Corp., 4.692%, 1/12/2037                  9,614,000            6,197,055
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038                 26,052,997 (c)        9,318,328
JP Morgan Commercial Mortgage Finance Corp., 5.015%, 1/15/2038                  3,908,000            2,664,768
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041       13,897,068 (c)        4,959,195
Bank of America Commercial Mortgage Securities Corp., 4.718%, 11/10/2041        8,616,500            6,688,508
Wachovia Bank Commercial Mortgage Trust., 5.238% - 5.357%, 11/15/2035          21,921,293 (c)        9,247,251
Wachovia Bank Commercial Mortgage Trust., 5.238%, 11/15/2035                    2,500,000            1,827,637
CS First Boston Mortgage Securities Corp., 5.226% - 5.331%, 12/15/2036         29,956,490 (c)       11,074,626
LB UBS Commercial Mortgage Trust., 5.224%, 7/15/2037                           28,943,893 (c)       10,744,015
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040                         15,930,797 (c)        5,986,128
Citigroup Commercial Mortgage Trust, 5.250%, 4/15/2040                          5,792,000            4,455,767
Wachovia Bank Commercial Mortgage Trust., 5.447% - 5.700%, 10/15/2035          30,576,247 (c)       10,310,815
Wachovia Bank Commercial Mortgage Trust., 5.096%, 4/15/2035                    29,518,535 (c)       10,270,495


Total investments in securities (114.58%(b))
          (amoritized cost $192,923,061)                                                          $192,709,957
                                                                                                  ============


(a) The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

(b) Represents percentage of partners' capital at March 31, 2005

(c) Securities are deemed illiquid at March 31, 2005 and have been fair valued.


Note:
Fixed income securities' valuations are based on information with respect to transactions in such securities, pricing services, quotations from dealers, if available, market transactions in comparable securities, credit quality and various relationships between security value and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at estimated fair value as determined by the Investment Adviser.





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Securities Sold, Not Yet Purchased

                              Face Amount    U.S. Treasury Notes and Bonds                     Value
                            $ (79,500,000)   U.S. Treasury, 4.75% 05/15/14                  $(81,090,000)
                               (2,312,000)   U.S. Treasury, 6.25% 05/15/30                    (2,782,347)
                                                                                            ------------
Total securities sold, not yet purchased (proceeds $85,770,357)                             $(83,872,347)
                                                                                            ============


Reverse Repurchase Agreement

Broker                                            Interest Rate              Maturity                 Amount
Bear, Stearns & Co. Inc.                                  3.60%                   4/22/05          $ 26,608,000





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                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING Clarion Investors, LLC
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By:  /s/ Annemarie Gilly
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        Annemarie Gilly
        President and Chief Executive Officer

Date: May 27, 2005
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Annemarie Gilly
     ---------------------------------------------------------------------------
        Annemarie Gilly
        President and Chief Executive Officer

Date: May 27, 2005
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By:  /s/ Jeff Lazar
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        Jeff Lazar
        Treasurer and Chief Financial Officer

Date: May 27, 2005
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                          STATEMENT OF DIFFERENCES
                          ------------------------

 The section symbol shall be expressed as............................... 'SS'